Other assets - Schedule of Other Assets (Parenthetical) (Detail)			1 Months Ended	12 Months Ended
		Feb. 28, 2020 USD ($)	Nov. 30, 2020 USD ($) Vessel Installment	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Cost						$ 136,500,000
Accumulated Amortization						(42,500,000)
Net book value				$ 104,800,000		94,000,000.0
Amortization related to intangible asset				21,396,000		20,729,000		$ 16,569,000
2021				19,100,000
2022				18,200,000
2023				14,500,000
2024				11,700,000
2025				8,300,000
Thereafter				33,000,000.0
December 31, 2018				41,300,000	[1]	36,700,000
Costs incurred, Dry-docking				45,200,000		23,500,000
Amortization expensed, Dry-docking	[2]			(22,700,000)		(18,900,000)
Ending Balance, Dry-docking				63,800,000	[1]	41,300,000	[1]	$ 36,700,000
Contingent consideration asset, beginning balance	[3]			0
Assets acquired				95,200,000
Change in fair value				6,800,000
Compensation received				(11,100,000)
Contingent consideration asset				90,900,000
Current portion included in prepaid expenses and other				(6,900,000)
Contingent consideration asset, ending balance	[3]			84,000,000.0		0
Shipyard [Member] | 12000 TEU Vessels [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Number of vessels build | Vessel			5
Aggregate purchase price of vessels			$ 419,825,000
Number of payable installments | Installment			4
Amount of first installment paid				41,982,500
APR Energy [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Maximum amount of cash flows subject to compensation		$ 110,000,000
APR Energy [Member] | Fairfax Financial Holdings Limited [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Maximum amount of cash flows subject to compensation		$ 64,000,000
Customer Contracts [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Cost				129,900,000		129,900,000
Accumulated Amortization				(58,600,000)		(39,300,000)
Net book value				71,300,000		90,600,000
Trademark [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Cost				27,400,000
Accumulated Amortization				(1,100,000)
Net book value				$ 26,300,000
Trademark [Member] | APR Energy [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Estimated useful life of trademark				20 years
Trademark [Member] | APR Energy [Member] | Mobile Power Generation [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Fair value of trademark				$ 27,400,000
Other [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Cost				11,500,000		6,600,000
Accumulated Amortization				(4,300,000)		(3,200,000)
Net book value				$ 7,200,000		$ 3,400,000
Acquired Customer Contracts [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Weighted average remaining useful lives				5 years		5 years

[1]

(b)   Deferred dry-dock:

During the year ended December 31, 2020, changes in deferred dry-dock were as follows:

December 31, 2018	36.7
Costs incurred	23.5
Amortization expensed (1)	(18.9)
December 31, 2019	41.3
Costs incurred	45.2
Amortization expensed (1)	(22.7)
December 31, 2020	$63.8
(1)	Amortization of dry-docking costs is included in depreciation and amortization

[2]	Amortization of dry-docking costs is included in depreciation and amortization
[3]

(d)   Contingent consideration asset:

As a part of the acquisition of APR Energy on February 28, 2020, the Company is compensated by the Sellers for certain losses that may be incurred on future cash repatriation from a foreign jurisdiction until the earlier of (1) reaching the maximum cash flows subject to compensation, (2) termination of specified contracts, (3) sustaining the ability to repatriate cash without losses and (4) April 30, 2022. The amount of compensation depends on the Company’s ability to generate cash flows on specific contracts in the foreign jurisdiction and the magnitude of losses incurred on repatriation. The maximum amount of cash flows subject to compensation is $110,000,000.

Fairfax agreed, subject to definitive documentation, to compensate the Company for future losses realized on sale or disposal of certain property, plant and equipment and inventory items calculated as the difference between the proceeds on sale or disposal and the book value of the respective assets at February 28, 2020, prior to acquisition. The maximum amount of losses subject to compensation is $64,000,000.

Contingent consideration asset, December 31, 2019	$—
Assets acquired	95.2
Change in fair value	6.8
Compensation received	(11.1)
Contingent consideration asset	90.9
Current portion included in prepaid expenses and other	(6.9)
Contingent consideration asset, December 31, 2020	$84.0